Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2013	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Derivative Financial Instruments (Textual) [Abstract]
Percentage of accounts receivable denominated in foreign currencies		38.00%	59.00%
Percentage of accounts receivable denominated in foreign currencies		30.00%	25.00%
Percentage of accrued liabilities denominated in foreign currencies		11.00%	8.00%
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instrument with net unrealized gain		30.00%	59.00%	24.00%
Number of Issuers Represented for more than Threshold limit of cash, cash equivalents and investments		0	0
Percentage of cash, cash equivalents and investments threshold used to determine major issuers		9.00%	19.00%
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Lower Maturity Range		March 2012
Higher Maturity Range		August 2012
Net unrealized gain on forward contracts before tax				$ 29
Net unrealized losses on forward contracts before tax		14	46
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective		2	0
Lower Maturity Range		March 2012
Higher Maturity Range		'September 2013
Net unrealized gain on forward contracts before tax				62
Net unrealized losses on forward contracts before tax		51	21
Net unrealized losses on forward contracts reclassified to income	$ 46